Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary Of Reconciliation Of Carrying Amount of Intangible Assets And Goodwill
i)
Reconciliation of carrying amount

	Note	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2021		712	—	1,644	101	2,457
Additions		—	—	—	3	3
Internally developed		—	—	—	9	9
Disposals/Write-off		—	—	—	(1)	(1)
Effects of movements in exchange rates		—	—	—	(5)	(5)
At December 31, 2021		712	—	1,644	107	2,463
Additions		—	—	—	5	5
Internally developed		—	—	—	15	15
Acquisition through business combination	26	163	69	—	1	233
Effects of movements in exchange rates		—	—	—	(1)	(1)
At December 31, 2022		875	69	1,644	127	2,715

	Note	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)		$	$	$	$	$
Accumulated amortization and impairment losses
At January 1, 2021		56	—	1,430	58	1,544
Amortization for the year		—	—	214	22	236
Disposal/Derecognition		—	—	—	(1)	(1)
Impairment loss		8	—	—	—	8
Effects of movements in exchange rates		1	—	—	*	1
At December 31, 2021		65	—	1,644	79	1,788
Amortization for the year		—	5	—	16	21
Impairment loss		3	—	—	—	3
Effects of movements in exchange rates		—	—	—	(1)	(1)
At December 31, 2022		68	5	1,644	94	1,811
Carrying amounts
At January 1, 2021		656	—	214	43	913
At December 31, 2021		647	—	—	28	675
At December 31, 2022		807	64	—	33	904

* Amount less than $1 million

Summary Of Amortization Of Intangible Assets	iii) Amortization The amortization of intangible assets is primarily included in ‘Cost of revenue’ (see Note 19(iii)).

	2022	2021	2020
(in $ millions)	$	$	$
Amortization of intangible assets	21	236	261

Summary Of Impairment Loss On Goodwill	Impairment losses on goodwill are included in ‘Other expenses’ (see Note 19(ii)).

	2022	2021	2020
(in $ millions)	$	$	$
Impairment loss on goodwill	3	8	28

Summary Of Impairment Testing For CGUs Containing Goodwill
iv)
Impairment testing for CGUs containing goodwill

For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2022	2021
(in $ millions)	reference	$	$
Goodwill allocated
Southeast Asia Ride Hailing CGUs	6(iv)(a)	606	606
Malaysia Mart CGU	6(iv)(b)	163	—
Indonesia Payment CGU	6(iv)(c)	34	34
Multiple units without significant goodwill		4	7